Pzena International Value Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.22%
Brazil - 2.92%
Ambev S.A. (a)	333,000	$943,871
Ambev S.A. - ADR	13,543	37,785
Banco do Brasil S.A.	22,900	202,264
		1,183,920
Canada - 0.82%
Magna International, Inc.	3,600	174,179
Magna International, Inc. - ADR	3,230	156,203
		330,382
China - 3.15%
Alibaba Group Holding, Ltd. (a)	78,000	775,971
Alibaba Group Holding, Ltd. - ADR (a)	563	44,787
Trip.com Group, Ltd. - ADR (a)	14,371	453,836
		1,274,594
Denmark - 1.28%
Danske Bank A/S (a)	25,554	519,762
Finland - 2.03%
Nokia Oyj	107,014	434,100
Nokia Oyj - ADR	96,837	388,317
		822,417
France - 16.13%
Accor S.A.	31,200	1,032,841
Amundi S.A.	18,641	1,048,076
Bouygues S.A.	11,875	380,288
Cie Generale des Etablissements Michelin SCA	41,773	1,185,936
Publicis Groupe S.A.	6,244	462,657
Rexel S.A.	62,466	1,276,642
Sanofi	11,347	1,150,783
		6,537,223
Germany - 11.48%
BASF SE	20,282	962,893
Bayer AG	7,506	418,328
Covestro AG (a)	30,793	1,186,903
Daimler Truck Holding AG	35,153	1,063,375
Fresenius Medical Care AG & Co. KGaA	18,558	792,475
Siemens AG	1,389	227,665
		4,651,639
Hong Kong - 1.76%
Galaxy Entertainment Group, Ltd. (a)	115,000	713,018
Ireland - 1.39%
Bank of Ireland Group PLC	59,869	562,764
Italy - 2.46%
Enel S.p.A	159,051	995,918
Japan - 15.13%
Bridgestone Corp.	5,800	236,371
Fukuoka Financial Group, Inc.	13,600	252,819
Iida Group Holdings Co., Ltd.	10,800	178,598
Isuzu Motors, Ltd.	44,200	515,204
Komatsu, Ltd.	45,100	1,065,632
Komatsu, Ltd. - ADR (a)	4,000	93,840
Minebea Mitsumi, Inc.	29,900	577,076
MS&AD Insurance Group Holdings, Inc. (a)	6,100	210,069
Resona Holdings, Inc.	133,100	605,195
Subaru Corp.	51,200	881,599
Sumitomo Mitsui Financial Group, Inc.	5,000	203,768
T&D Holdings, Inc.	13,400	182,931
Takeda Pharmaceutical Co., Ltd.	19,200	609,246
Toray Industries, Inc.	98,000	518,540
		6,130,888
Luxembourg - 1.78%
ArcelorMittal S.A.	29,094	722,421
Netherlands - 7.04%
ING Groep N.V.	76,745	944,034
Koninklijke Philips N.V.	48,124	907,707
Randstad N.V.	20,452	1,002,553
		2,854,294
Republic of Korea - 1.77%
Samsung Electronics Co., Ltd.	8,380	450,806
Shinhan Financial Group Co., Ltd. - ADR	10,210	268,012
		718,818
Singapore - 0.46%
DBS Group Holdings, Ltd.	8,300	185,972
Spain - 1.88%
CaixaBank S.A.	207,594	760,443
Switzerland - 6.22%
Julius Baer Group, Ltd.	11,215	685,153
Roche Holding AG	3,304	1,045,526
UBS Group AG	41,842	792,046
		2,522,725
Taiwan - 2.13%
Hon Hai Precision Industry Co., Ltd. - GDR	127,000	864,235
United Kingdom - 16.39%
Aviva PLC	73,334	359,605
Barclays PLC	225,941	425,356
HSBC Holdings PLC	112,586	827,004
J Sainsbury PLC	311,903	1,049,907
John Wood Group PLC (a)	17,880	31,272
NatWest Group PLC	116,680	376,795
Reckitt Benckiser Group PLC	5,382	418,166
Shell PLC - Class A	35,040	980,928
Standard Chartered PLC	63,737	502,354
Tesco PLC	240,362	779,788
Travis Perkins PLC	63,234	686,859
Vodafone Group PLC	217,082	206,229
		6,644,263
Total Common Stocks (Cost $38,516,824)		38,995,696

PREFERRED STOCK - 1.57%
Germany - 1.57%
Volkswagen AG, 23.48%	5,091	634,402
Total Preferred Stock (Cost $912,354)		634,402

SHORT-TERM INVESTMENT - 1.49%
Money Market Fund - 1.49%
Fidelity Institutional Government Portfolio - Class I, 4.98% (b)	603,642	603,642
Total Short-Term Investment (Cost $603,642)		603,642

Total Investments (Cost $40,032,820) - 99.28%		40,233,740
Other Assets in Excess of Liabilities - 0.72%		292,826
TOTAL NET ASSETS - 100.00%		$40,526,566

Percentages are stated as a percent of net assets.

A/S	Aktieselskab
ADR	American Depository Receipt
AG	Aktiengesellschaft
GDR	Global Depository Receipt
KGaA	Kommanditgesellschaft Auf Aktien
N.V.	Naamloze Vennootschap
Oyj	Julkinen osakeyhtiö
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
SCA	Société en Commandite par Actions
SE	Societas Europea
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2023.

Pzena International Value Fund
Portfolio Diversification
May 31, 2023 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$668,886	1.65%
Consumer Discretionary	6,348,543	15.66%
Consumer Staples	3,229,517	7.97%
Energy	1,012,200	2.50%
Financials	9,914,422	24.46%
Health Care	4,924,065	12.15%
Industrials	6,373,930	15.73%
Information Technology	2,137,458	5.27%
Materials	3,390,757	8.37%
Utilities	995,918	2.46%
Total Common Stocks	38,995,696	96.22%
PREFERRED STOCK
Consumer Discretionary	634,402	1.57%
Total Preferred Stock	634,402	1.57%
Short-Term Investment	603,642	1.49%
Total Investments	40,233,740	99.28%
Other Assets in Excess of Liabilities	292,826	0.72%
Total Net Assets	$40,526,566	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Value Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Pzena International Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,183,920	$-	$-	$1,183,920
Canada	330,382	-	-	330,382
China	1,274,594	-	-	1,274,594
Denmark	519,762	-	-	519,762
Finland	822,417	-	-	822,417
France	6,537,223	-	-	6,537,223
Germany	4,651,639	-	-	4,651,639
Hong Kong	713,018	-	-	713,018
Ireland	562,764	-	-	562,764
Italy	995,918	-	-	995,918
Japan	6,130,888	-	-	6,130,888
Luxembourg	722,421	-	-	722,421
Netherlands	2,854,294	-	-	2,854,294
Republic of Korea	718,818	-	-	718,818
Singapore	185,972	-	-	185,972
Spain	760,443	-	-	760,443
Switzerland	2,522,725	-	-	2,522,725
Taiwan	864,235	-	-	864,235
United Kingdom	6,644,263	-	-	6,644,263
Total Common Stocks	38,995,696	-	-	38,995,696
Preferred Stock
Germany	634,402	-	-	634,402
Total Preferred Stock	634,402	-	-	634,402
Short-Term Investment	603,642	-	-	603,642
Total Investments	$40,233,740	$-	$-	$40,233,740

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.